Share-Based Compensation - Summary of Restricted Stock Units Activity (Detail) - 2011 Stock Plan - Restricted Stock Units - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Restricted Stock Units
Nonvested - Beginning of period (in shares)	1,767
Granted (in shares)	2,393
Vested (in shares)	(1,199)
Cancelled or forfeited (in shares)	(469)
Nonvested - End of period (in shares)	2,492	1,767
Weighted-Average Grant-Date Fair Value
Nonvested - Beginning of period (in dollars per share)	$ 9.99
Granted (in dollars per share)	3.64	$ 10.06	$ 9.93
Vested (in dollars per share)	8.09
Cancelled or forfeited (in dollars per share)	6.95
Nonvested - End of period (in dollars per share)	$ 5.39	$ 9.99